Equity	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Equity

Note 9. Equity

a.   Stock-based compensation plans

Stock-based compensation expense for stock options and equity classified restricted stock units (“RSUs”) were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014

	U.S. $ in thousands
Cost of sales	$1,797	$1,034	$3,630	$1,946
Research and development, net	1,506	885	3,374	1,823
Selling, general and administrative	6,261	5,159	12,320	10,045
Total stock-based compensation expenses	$9,564	$7,078	$19,324	$13,814

A summary of the Company's stock option activity for the six months ended June 30, 2015 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2015	1,719,241	$43.89
Granted	4,360	55.94
Exercised	(107,914)	20.01
Forfeited	(43,584)	59.54
Options outstanding as of June 30, 2015	1,572,103	$44.62
Options exercisable as of June 30, 2015	961,482	$26.73

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee's continuing service to the Company.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average grant date fair value of options that were granted during the six-month period ended June 30, 2015 was $25.51 per option.

During the six-month periods ended June 30, 2015 and 2014, the Company issued 107,914 and 224,258 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $2.1 million and $2.4 million for the six-month periods ended June 30, 2015 and 2014, respectively.

As of June 30, 2015, the unrecognized compensation cost related to all unvested stock options of $26.5 million is expected to be recognized as an expense over a weighted-average period of 1.2 years.

A summary of the Company's RSUs activity for the six months ended June 30, 2015 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
RSUs outstanding as of January 1, 2015	667,498	$94.19
Granted	80,685	66.50
Forfeited	(65,261)	92.50
RSUs outstanding as of June 30, 2015	682,922	$91.08

During the six-month periods ended June 30, 2015 and 2014, the Company granted RSUs for 80,685 and 108,080 ordinary shares of the Company, respectively. The fair value of RSUs is determined based on the quoted price of the Company's ordinary shares on the date of the grant.

As of June 30, 2015, the unrecognized compensation cost related to all unvested equity classified RSUs of $52.3 million is expected to be recognized as expense on a straight-line basis over a weighted-average period of 3.0 years.

b.   Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes for the six months ended June 30, 2015 and 2014:

	Six months ended June 30, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive income before
reclassifications	327	(5,420)	$(5,093)
Amounts reclassified from accumulated
other comprehensive income	1,311	-	$1,311
Other comprehensive income (loss)	1,638	(5,420)	(3,782)
Balance as of June 30, 2015	$395	$(7,824)	$(7,429)

	Six months ended June 30, 2014
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Other	Total

	U.S. $ in thousands
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive income before
reclassifications	234	(523)	-	(289)
Amounts reclassified from accumulated
other comprehensive income	(190)	-	167	(23)
Other comprehensive income (loss)	44	(523)	167	(312)
Balance as of June 30, 2014	$197	$1,399	$-	$1,596

Amounts reclassified from accumulated other comprehensive income to earnings were $0.2 and $1.3 for the three and six months ended June 30, 2015.

Realized gains and losses on cash flow hedges were reclassified primarily to research and development, net and selling and general and administrative expenses. Other reclassifications from accumulated other comprehensive income (loss) were reclassified to financial income (expense), net.